Supplemental information on oil and gas activities (Schedule of Results of Operations for Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	$ 492,099	$ 653,661	$ 751,161
Production costs, excluding depreciation
Operating costs	(131,468)	(147,087)	(142,782)
Royalties and economic rights in cash	(9,274)	(10,673)	(84,877)
Total production costs	(140,742)	(157,760)	(227,659)
Exploration expenses	(22,661)	(24,945)	(38,331)
Accretion expense	(1,957)	(1,751)	(2,794)
Impairment loss for non-financial assets	(30,989)	0	(13,332)
Depreciation, depletion and amortization	(111,949)	(122,209)	(108,265)
Results of operations before income tax	183,801	346,996	360,780
Income tax (expense) benefit	(74,528)	(156,728)	(168,833)
Results of oil and gas operations	109,273	190,268	191,947
Colombia
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	461,418	619,762	702,401
Production costs, excluding depreciation
Operating costs	(115,804)	(133,197)	(121,012)
Royalties and economic rights in cash	(8,210)	(10,437)	(83,233)
Total production costs	(124,014)	(143,634)	(204,245)
Exploration expenses	(20,126)	(13,984)	(36,395)
Accretion expense	(1,319)	(987)	(669)
Impairment loss for non-financial assets	0	0	0
Depreciation, depletion and amortization	(105,783)	(113,820)	(92,735)
Results of operations before income tax	210,176	347,337	368,357
Income tax (expense) benefit	(73,562)	(156,302)	(165,761)
Results of oil and gas operations	136,614	191,035	202,596
Argentina
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	5,783	0	0
Production costs, excluding depreciation
Operating costs	(3,398)	0	0
Royalties and economic rights in cash	(699)	0	0
Total production costs	(4,097)	0	0
Exploration expenses	(2,345)	(2,839)	(1,481)
Accretion expense	0	0	0
Impairment loss for non-financial assets	0	0	0
Depreciation, depletion and amortization	(2,086)	0	0
Results of operations before income tax	(2,745)	(2,839)	(1,481)
Income tax (expense) benefit	961	0	0
Results of oil and gas operations	(1,784)	(2,839)	(1,481)
Brazil
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	6,435	2,934	14,019
Production costs, excluding depreciation
Operating costs	(4,491)	(3,916)	(3,850)
Royalties and economic rights in cash	(365)	(224)	(1,096)
Total production costs	(4,856)	(4,140)	(4,946)
Exploration expenses	(41)	(242)	(90)
Accretion expense	(576)	(636)	(560)
Impairment loss for non-financial assets	0	0	0
Depreciation, depletion and amortization	(1)	(227)	(1,047)
Results of operations before income tax	961	(2,311)	7,376
Income tax (expense) benefit	(327)	786	(2,508)
Results of oil and gas operations	634	(1,525)	4,868
Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	18,463	30,567	19,097
Production costs, excluding depreciation
Operating costs	(7,775)	(9,549)	(10,242)
Royalties and economic rights in cash	0	0	0
Total production costs	(7,775)	(9,549)	(10,242)
Exploration expenses	(149)	(7,880)	(309)
Accretion expense	(62)	(128)	(87)
Impairment loss for non-financial assets	(30,989)	0	0
Depreciation, depletion and amortization	(4,079)	(8,162)	(6,205)
Results of operations before income tax	(24,591)	4,848	2,254
Income tax (expense) benefit	(1,600)	(1,212)	(564)
Results of oil and gas operations	(26,191)	3,636	1,690
Chile
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	0	398	15,644
Production costs, excluding depreciation
Operating costs	0	(425)	(7,678)
Royalties and economic rights in cash	0	(12)	(548)
Total production costs	0	(437)	(8,226)
Exploration expenses	0	0	(56)
Accretion expense	0	0	(1,478)
Impairment loss for non-financial assets	0	0	(13,332)
Depreciation, depletion and amortization	0	0	(8,278)
Results of operations before income tax	0	(39)	(15,726)
Income tax (expense) benefit	0	0	0
Results of oil and gas operations	$ 0	$ (39)	$ (15,726)